ARBOR COURT CAPITAL, LLC

FINANCIAL STATEMENTS

DECEMBER 31, 2025

ARBOR COURT CAPITAL, LLC

DECEMBER 31, 2025

TABLE OF CONTENTS

Report of Independent Registered Public Accounting Firm	1-2

Statement of Financial Condition
December 31, 2025	3

Statement of Operations
For the year ended December 31, 2025	4

Statement of Changes in Member's Equity
For the year ended December 31, 2025	5

Statement of Cash Flows
For the year ended December 31, 2025	6

Notes to Financial Statements	7-9

Supplemental Information	10-12

Hobe & Lucas

Certified Public Accountants, Inc.

6000 Freedom Square Drive, Suite 550         Tel:(216)524-8900

Independence, Ohio  44131                         Fax: (216)524-8777

                                                                                                                                                                                                  www.hobe.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Member of

Broadview Heights, Ohio

Opinion on the Financial Statements

We have audited the accompanying statement of financial condition of Arbor Court Capital, LLC (a Delaware corporation), as of , and the related statements of operations and changes in member’s equity and cash flows for the year then ended, and the related notes (collectively referred to as the financial statements).  In our opinion, the financial statements present fairly, in all material respects, the financial position of Arbor Court Capital, LLC as of , and the results of its operations and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of Arbor Court Capital, LLC’s management.  Our responsibility is to express an opinion on these financial statements based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to Arbor Court Capital, LLC, in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

BKR International

Independent Member

Auditor’s Report on Supplemental Information

The Supplemental Schedule of Computation of Net Capital Pursuant to Rule 15c3-1 of the Securities and Exchange Commission and Computation for Determination of Reserve Requirements and Information Relating to the Possession or Control Requirements Pursuant to Rule 15c3-3 of the Securities and Exchange Commission have been subjected to audit procedures performed in conjunction with the audit of Arbor Court Capital, LLC’s financial statements.  The supplemental information is the responsibility of Arbor Court Capital, LLC’s management.  Our audit procedures include determining whether the supplemental information reconciles to the financial statements or the underlying accounting and other records, as applicable, and performing procedures to test the completeness and accuracy of the information presented in the supplemental information.  In forming our opinion on the supplemental information, we evaluated whether the supplemental information, including its form and content, is presenting in conformity with 17 C.F.R. §240.17a-5.  In our opinion, the Supplemental Schedule of Computation of Net Capital Pursuant to Rule 15c3-1 of the Securities and Exchange Commission and Computation for Determination of Reserve Requirements and Information Relating to Possession or Control Requirements Pursuant to Rule 15c3-3 of the Securities and Exchange Commission are fairly stated, in all material respects, in relation to the financial statements as a whole.

/s/ Hobe & Lucas

We have served as Arbor Court Capital, LLC’s auditor since 2008

Independence, Ohio

February 23, 2026

ARBOR COURT CAPITAL, LLC
STATEMENT OF FINANCIAL CONDITION
December 31, 2025

ASSETS

Current Assets
Cash and cash equivalents	$ 1,040,724
Accounts receivable	19,450
Prepaid CRD account	4,429
Prepaid expenses	24,099

Total Current Assets	1,088,702

Other Assets
Goodwill	22,500

Total Other Assets	22,500

Total Assets	$ 1,111,202

LIABILITIES AND MEMBER'S EQUITY

Liabilities
Accounts Payable	$ 960

Total Liabilities	960

Member's Equity
Member's Equity	$ 1,110,242

Total Liabilities and Member's Equity	$ 1,111,202

See accompanying notes to financial statements.

ARBOR COURT CAPITAL, LLC
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2025

Revenue
Compliance services	$ 19,800
Distribution services	179,500
12b-1 Fees	2,894
Markup income	4,678
206,872

Expenses
Compliance Fees	3,780
Education	180
Payroll Expense	85,689
Email	1,397
FINRA Licenses and Permits	800
FINRA Registration Fees	14,971
Insurance	1,372
Professional Fees - Accounting	6,000
Rent	3,996
Computer & Copy Expense	726
Telephone	400
Utilities	439
Signature Guarantee	940
SIPC	354
Other Expenses	2,455
Total Expenses	123,499

Net Income (Loss) from Operations	83,373

Other Income
Interest income	23,854
Total Other Income	23,854

Net Income (Loss)	$ 107,227

See accompanying notes to financial statements.

ARBOR COURT CAPITAL, LLC
STATEMENT OF CHANGES IN MEMBER'S EQUITY
FOR THE YEAR ENDED DECEMBER 31, 2025

Beginning Balance	$1,003,015

Net Income	107,227

Ending Balance	$ 1,110,242

See accompanying notes to financial statements.

ARBOR COURT CAPITAL, LLC
STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2025

Cash Flows From Operating Activities:
Net income	$ 107,227
Adjustments to reconcile net income to net cash provided by operating activities
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(4,733)
Accounts receivable	2,217
Accounts payable	(1,000)
Net Cash Provided by Operating Activities	103,711

Net Increase in Cash and Cash Equivalents	103,711

Cash and Cash Equivalents - January 1, 2025	937,013

Cash and Cash Equivalents - December 31, 2025	$ 1,040,724

Supplemental Disclosure of Cash Flow Information:
Interest paid	$ -
Income taxes paid	$ -

See accompanying notes to financial statements.

ARBOR COURT CAPITAL, LLC

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2025

ORGANIZATION

Arbor Court Capital, LLC (the Company) is a FINRA registered broker dealer whose primary function is to serve as distributor for mutual funds.  The broker dealer functions as distributor whose job is to review mutual funds advertising for adherence to FINRA compliance standards, to engage other dealers in order to place our client’s funds onto brokerage platforms, and to provide new mutual funds with membership into the National Securities Clearing Corporation (NSCC) in order to access to the FundSERV platform. NSCC membership is a time consuming application process, however, the firm is experienced with the process and FundSERV eligibility will allow the Company’s mutual fund clients to clear mutual fund transactions electronically across the most popular brokerage platforms on Wall Street.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Income Taxes

The Company is a limited liability company. Its member is taxed on the Company’s taxable income. No provision for federal or state income taxes has been included in the financial statements.

Reporting periods ending December 31, 2022, December 31, 2023 and December 31, 2024, and December 31, 2025 are subject to examination by major taxing authorities.

Cash and Cash Equivalents

The Company considers financial instruments with an original maturity of less than 90 days to be cash equivalents.

Goodwill

Goodwill is reviewed for possible impairment at least annually or more frequently upon the occurrence of an event or when circumstances indicate that the entity’s carrying value is greater than its fair value.  At December 31, 2025, the Company determined that fair value of the goodwill was greater than its carrying value.  Accordingly, no impairment was recorded for the year ended December 31, 2025.

ARBOR COURT CAPITAL, LLC

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2025

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Accounts Receivable

In accordance with (ASU) 2016-13 – Current Expected Credit Losses (“CECL”) the Company uses the expected loss model to measure impairment losses for trade and other receivables.  The allowance for credit losses was $0 at December 31, 2025.  As of December 31, 2025 and 2024, accounts receivable were $19,450 and $21,667, respectively.

Revenue Recognition

ASU 2014-09 provides a five step model to revenue recognition:

Step 1:

Identify the contract(s) with a customer;

Step 2:

Identify the performance obligations in the contract:

Step 3:

Determine the transaction price;

Step 4:

Allocate the transaction price to the performance obligations in the contract;

Step 5:

Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company applies this model to its broker dealer revenue streams.

Revenue is recognized using the accrual basis of accounting.  Each client is identified by contract.  The services to be provided are outlined in the contract.  Services that are provided include reviewing marketing material to ensure FINRA compliance, and holding licenses for investment advisers.  No fees are collected when the contract is signed.  Fees will be collected after the first full month of service.  The services are ongoing, and billed at a monthly rate set forth in the contract.  The Company invoices each client at the end of the month.  This invoice includes out of pocket expenses incurred during the month and the client’s monthly fee.  When the invoice is sent, the revenue is then recognized.

The recognition and measurement of revenue is based on the assessment of individual contract terms.  Significant judgement is required to determine whether performance obligations are satisfied at a point in time or over time; how to allocate transaction prices where multiple performance obligations are identified; when to recognize revenue based on the appropriate measure of the Company’s progress under the contract; and whether constraints on variable consideration should be applied due to uncertain future events.

COMMITMENTS / RELATED PARTIES

The Company’s affiliate, Mutual Shareholder Services LLC (“MSS”), has an expense sharing agreement for office facilities in Suite 400.  This expense sharing agreement covers the cost of rent, offices supplies, insurance, utilities, telephone, computer usage, and copy machines.  The monthly fee for these expenses is $500.  As of December 31, 2025, Arbor Court Capital, LLC owes $0 to MSS.

ARBOR COURT CAPITAL, LLC

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2025

Greg Getts is the President of Arbor Court Capital, LLC and also an interested trustee of the MSS Series Trust.  A client of Arbor Court Capital, LLC, Parvin Hedged Equity Solari World Fund is a series of the MSS Series Trust and therefore is a related party.  During the year ended December 31, 2025, Parvin Hedged Equity Solari World Fund paid Arbor Court Capital, LLC $3,600 for distribution services performed during the year.  At December 31, 2025, Parvin Hedged Equity Solari World Fund owed $650 to Arbor Court Capital, LLC.

NET CAPITAL PROVISION OF RULE 15c3-1

The Company is subject to the Securities and Exchange Commission (SEC) uniform net capital rule (Rule 15c3-1) which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1.  At December 31, 2025, Arbor Court Capital, LLC had net capital of $1,039,764 which was $1,034,764 in excess of its required net capital of $5,000.  Arbor Court Capital, LLC’s  ratio of aggregate indebtedness to net capital was 0.09%.

EXEMPTION FROM RULE 15c3-3

Arbor Court Capital LLC in reliance on footnote 74 to SEC Release 34-70073 and as discussed in Q&A 8 of the related FAQ issued by SEC staff, the firm will not claim an exemption from SEA Rule 15c3-3.

CONCENTRATION OF CREDIT RISK

The Company maintains cash in financial institutions which may, from time to time exceed the federally insured level.

ASC 280 – SEGMENT REPORTING

The Company is engaged in a single line of business as a securities broker-dealer, which is comprised of several classes of services, including principal transactions, agency transactions. The Company has identified its President as the chief operating decision maker (“CODM”), who uses net income to evaluate the results of the business, predominantly in the forecasting process, to manage the Company. Additionally, the CODM uses excess net capital, which is not a measure of profit and loss, to make operational decisions while maintaining capital adequacy, such as whether to reinvest profits or pay dividends. The Company’s operations constitute a single operating segment and therefore, a single reportable segment, because the CODM manages the business activities using information of the Company as a whole. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies.

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Company through the issuance of these financial statements dated February 23, 2026 and has noted no such events requiring disclosure.

SUPPLEMENTAL INFORMATION

PURSUANT TO RULE 17a-5 OF THE

SECURITIES EXCHANGE ACT OF 1934

DECEMBER 31, 2025

ARBOR COURT CAPITAL, LLC

COMPUTATION FOR DETERMINATION OF RESERVE REQUIREMENTS

AND INFORMATION RELATING TO POSSESSION OR CONTROL

REQUIREMENTS PURSUANT TO RULE 15c3-3 OF THE

SECURITIES AND EXCHANGE COMMISSION

DECEMBER 31, 2025

The Company is not required to present the schedule “Computation for Determination of Reserve Requirements under Rule 15c3-3” and “Information for Possession or Control Requirements Under Rule 15c3-3” as it meets the exemptive provisions of Rule 15c3-3.

Schedule I
ARBOR COURT CAPITAL, LLC
COMPUTATION OF NET CAPITAL
PURSUANT TO RULE 15c3-1 OF THE
SECURITIES AND EXCHANGE COMMISSION
DECEMBER 31, 2025

Net Capital
Total member's equity from statement of financial condition	$ 1,110,242

Less: Non-allowable assets:
Prepaid Expenses	(4,429)
Accounts receivable	(19,450)
Other Prepaids	(24,099)
Goodwill	(22,500)
(70,478)

Net Capital	1,039,764

Computation of Aggregate Indebtedness
Accounts payable	960

Computation of Basic Net Capital Requirement -
6 2/3% of Aggregate Indebtedness	$ 64

Minimum Required Net Capital	$ 5,000

Net Capital Requirement	$ 5,000

Excess Net Capital	$ 1,034,764

Excess Net Capital at 120%	$ 1,033,764

Ratio of Aggregate Indebtedness to Net Capital	0.09%

A reconciliation of the computation of net capital under Rule 15c3-1 as included in the Company's unaudited Form X-17a-5 as of December 31, 2025, filed with the Securities and Exchange Commission and the amount included in the accompanying Schedule I Computation is not required as there are no material differences.